Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Overview

Cybersecurity is a critical priority for our Company. Our board of directors and executive leadership team are committed to safeguarding digital assets and ensuring the integrity, confidentiality, and availability of sensitive information to protect our operations, customers, and stakeholders.  Our cybersecurity program, guided by our internal Data Protection Policy, is managed by the IT Department and overseen by the executive leadership team and board of directors.  This program includes robust risk management, governance, education and training initiatives, and a comprehensive incident response protocol.

Risk Management

We employ a proactive risk management strategy to identify, assess, monitor, and mitigate cybersecurity risks. This includes: 1) Continuous monitoring of our IT infrastructure; 2) Conducting regular internal and external vulnerability assessments; 3) Evaluating and managing third-party relationships.  Risks are prioritized based on their potential impact, and targeted controls are implemented to address identified threats effectively.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our board of directors and executive leadership team are committed to safeguarding digital assets and ensuring the integrity, confidentiality, and availability of sensitive information to protect our operations, customers, and stakeholders.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance and Oversight

Cybersecurity oversight is a critical component of our risk management program. The board of directors and executive leadership team approves strategies, initiatives, and investments to ensure alignment with business objectives and risk tolerance. The IT Department, with comprehensive technology and security experience, is responsible for implementing cybersecurity strategies, managing initiatives, and periodically reviewing policies, standards, and risks.

Incident Response

In the event of a cybersecurity incident, we follow a detailed incident response protocol that includes: 1) Incident tracking and escalation; 2) Containment and eradication; 3) Recovery and post-incident analysis.  We adhere to SEC reporting requirements, ensuring timely and transparent disclosures of cybersecurity incidents, as necessary.

Evolving Threat Landscape

While cybersecurity threats continue to evolve, to date, no incidents have materially impacted our operations or financial results.  Nevertheless, these threats pose risks to our strategy, operations, and financial condition.  Our ongoing focus on governance, risk management, compliance, and incident response are designed to mitigate potential harm from cyber threats and challenges.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Cybersecurity oversight is a critical component of our risk management program. The board of directors and executive leadership team approves strategies, initiatives, and investments to ensure alignment with business objectives and risk tolerance. The IT Department, with comprehensive technology and security experience, is responsible for implementing cybersecurity strategies, managing initiatives, and periodically reviewing policies, standards, and risks.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true